SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 7.2%
	United States Treasury Notes,
	0.125% due 1/31/2023 - 8/31/2023	$5,250,000	$ 5,132,109
	1.25% due 7/31/2023	2,000,000	1,960,313
	1.375% due 8/31/2023	3,000,000	2,933,437
	1.625% due 5/31/2023 - 10/31/2023	6,510,000	6,405,289
	2.25% due 1/31/2024	2,000,000	1,947,422
	2.75% due 4/30/2023	1,000,000	994,023
	United States Treasury Notes Inflationary Index, 0.625% due 1/15/2024	1,851,708	1,812,512
	Total U.S. Treasury Securities (Cost $21,274,050)		21,185,105
	U.S. Government Agencies — 0.0%
[a,b]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 4.429% (LIBOR 3 Month + 0.35%) due 4/15/2025	25,000	24,070
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	5,036	4,910
	Series 2009-20E Class 1, 4.43% due 5/1/2029	17,499	16,815
	Total U.S. Government Agencies (Cost $47,644)		45,795
	Mortgage Backed — 3.8%
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	22,536	20,745
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	21,747	19,776
[c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	10,672	10,381
[a,c]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	261,873	222,314
[a,c]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.032% (LIBOR 1 Month + 3.714%) due 8/15/2023	300,000	298,340
[a,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 1.208% due 5/25/2065	102,995	91,407
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS,
	Series K028 Class A2, 3.111% due 2/25/2023	536,824	536,824
[a]	Series K029 Class A2, 3.32% due 2/25/2023	1,170,908	1,165,477
[a]	Series K034 Class A2, 3.531% due 7/25/2023	1,453,138	1,439,624
[a]	Series K035 Class A2, 3.458% due 8/25/2023	1,477,128	1,461,840
	Series K036 Class A1, 2.777% due 4/25/2023	2,059	2,059
	Series K723 Class A2, 2.454% due 8/25/2023	1,814,393	1,790,259
	Series KSMC Class A2, 2.615% due 1/25/2023	780,000	780,000
[a]	Federal Home Loan Mtg Corp., REMIC, Series 3877 Class FA, 4.668% (LIBOR 1 Month + 0.35%) due 11/15/2040	5,119	5,119
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	29,603	27,855
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	21,126	19,634
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	82,748	77,452
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	36,584	35,709
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	15,002	13,214
[a,c]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	22,602	20,246
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	274,379	257,288
[a,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	159,386	143,593
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	78,944	76,459
[a,c]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	590,779	555,575
[a]	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2013-C10 Class ASB, 3.912% due 7/15/2046	28,773	28,683
[a,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 5.889% (LIBOR 1 Month + 1.50%) due 6/25/2057	16,621	16,253
[a,c]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.654% due 5/25/2060	541,485	526,204
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	4,221	4,099
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	6,580	6,470
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	27,794	26,599
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	1,002,785	973,237
[a,c]	Series 2019-HY2 Class A1, 5.389% (LIBOR 1 Month + 1.00%) due 5/25/2058	51,613	51,128
[a,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV3 Class A1B, 3.192% due 11/25/2059	333,714	313,643
	WFRBS Commercial Mortgage Trust, CMBS,
	Series 2013-C14 Class ASB, 2.977% due 6/15/2046	9,314	9,265
	Series 2013-C17 Class ASB, 3.558% due 12/15/2046	106,559	105,694
	Total Mortgage Backed (Cost $11,343,283)		11,132,465

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 32.7%
	Auto Receivables — 15.9%
	ACC Auto Trust,
[c]	Series 2021-A Class A, 1.08% due 4/15/2027	$ 38,138	$ 37,697
[c]	Series 2022-A Class A, 4.58% due 7/15/2026	387,047	379,839
[c]	ACC Trust, Series 2022-1 Class A, 1.19% due 9/20/2024	280,443	277,250
	ACM Auto Trust,
[c]	Series 2022-1A Class A, 3.23% due 4/20/2029	197,116	196,610
[c]	Series 2022-1A Class B, 4.47% due 4/20/2029	500,000	496,799
	American Credit Acceptance Receivables Trust,
[c]	Series 2019-4 Class D, 2.97% due 12/12/2025	961,054	948,747
[c]	Series 2021-3 Class B, 0.66% due 2/13/2026	629,924	627,917
[c]	Series 2021-4 Class A, 0.45% due 9/15/2025	15,939	15,909
[c]	Series 2022-3 Class A, 4.12% due 2/13/2026	727,857	721,978
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A Class A, 1.19% due 1/15/2027	819,218	795,717
[c]	Avid Automobile Receivables Trust, Series 2020-1 Class A, 0.61% due 1/15/2025	28,211	28,129
	Capital One Prime Auto Receivables Trust, Series 2020-1 Class A3, 1.60% due 11/15/2024	742,971	735,863
	CarMax Auto Owner Trust,
	Series 2020-1 Class A3, 1.70% due 11/15/2024	408,249	405,394
	Series 2020-4 Class A3, 0.50% due 8/15/2025	1,490,942	1,447,700
	Series 2022-1 Class A2 0.91% due 2/18/2025	1,480,024	1,460,563
	Carvana Auto Receivables Trust,
	Series 2021-N2 Class A1, 0.32% due 3/10/2028	38,817	38,205
	Series 2021-N3 Class A1, 0.35% due 6/12/2028	543,980	528,584
	Series 2021-N4 Class A1, 0.83% due 9/11/2028	415,101	401,040
	Series 2021-P4 Class A2, 0.82% due 4/10/2025	654,347	645,936
[c]	Series 2022-N1 Class A1, 2.31% due 12/11/2028	783,744	763,448
[c]	CPS Auto Receivables Trust, Series 2022-A Class A, 0.98% due 4/16/2029	423,041	416,545
[c]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	118,360	115,683
	Drive Auto Receivables Trust, Series 2021-1 Class B, 0.65% due 7/15/2025	16,970	16,947
	DT Auto Owner Trust,
[c]	Series 2019-2A Class D, 3.48% due 2/18/2025	545,833	541,791
[c]	Series 2020-3A Class B, 0.91% due 12/16/2024	129,749	129,439
[c]	Series 2021-2A Class A, 0.41% due 3/17/2025	70,905	70,711
[c]	Series 2021-4A Class A, 0.56% due 9/15/2025	232,463	228,888
[c]	Series 2022-1A Class A, 1.58% due 4/15/2026	1,427,124	1,398,841
	Exeter Automobile Receivables Trust,
[c]	Series 2019-3A Class D, 3.11% due 8/15/2025	1,009,594	988,980
[c]	Series 2019-4A Class D, 2.58% due 9/15/2025	1,139,804	1,111,522
	Series 2021-1A Class C, 0.74% due 1/15/2026	804,941	785,590
	Series 2021-2A Class B, 0.57% due 9/15/2025	448,881	445,850
	FHF Trust,
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	48,629	46,273
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	100,103	94,958
[c]	Series 2022-2A Class A, 6.14% due 12/15/2027	1,400,803	1,380,617
	First Investors Auto Owner Trust,
[c]	Series 2020-1A Class C, 2.55% due 2/17/2026	602,389	598,149
[c]	Series 2021-1A Class A, 0.45% due 3/16/2026	48,900	48,388
[c]	Series 2021-1A Class C, 0.48% due 3/15/2027	1,910,099	1,845,437
	Flagship Credit Auto Trust,
[c]	Series 2020-4 Class A, 0.53% due 4/15/2025	46,553	46,493
[c]	Series 2020-4 Class B, 1.00% due 10/15/2025	1,862,000	1,843,221
[c]	Series 2021-1 Class B, 0.31% due 6/16/2025	911,399	907,008
	GLS Auto Receivables Issuer Trust,
[c]	Series 2020-1A Class B, 2.43% due 11/15/2024	84,011	83,935
[c]	Series 2021-4A Class A, 0.84% due 7/15/2025	133,120	131,249
[c]	Series 2022-2A Class A2, 3.55% due 1/15/2026	712,260	702,929
	GM Financial Automobile Leasing Trust,
	Series 2020-2 Class B, 1.56% due 7/22/2024	359,216	358,659
	Series 2020-3 Class A4, 0.51% due 10/21/2024	79,722	79,532
	GM Financial Consumer Automobile Receivables Trust,
	Series 2020-1 Class A3, 1.84% due 9/16/2024	369,118	366,933
	Series 2022-1 Class A2 0.76% due 2/18/2025	1,140,836	1,122,685
	Honda Auto Receivables Owner Trust, Series 2020-3 Class A3, 0.37% due 10/18/2024	376,185	367,300

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
[c]	Hyundai Auto Lease Securitization Trust, Series 2020-B Class A3, 0.51% due 9/15/2023	$ 1,645	$ 1,642
	Hyundai Auto Receivables Trust, Series 2020-A Class A4, 1.72% due 6/15/2026	2,100,000	2,023,241
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	260,510	248,676
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	964,122	926,190
	Mercedes-Benz Auto Lease Trust, Series 2021-B Class A2, 0.22% due 1/16/2024	11,750	11,725
	Nissan Auto Receivables Owner Trust, Series 2019-B Class A4, 2.54% due 12/15/2025	248,020	246,221
[c]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	389,110	385,085
[b,c]	Oscar US Funding Trust IX LLC, Series 2018-2A Class A4, 3.63% due 9/10/2025	829,418	826,954
[b,c]	Oscar US Funding XIV LLC, Series 2022-1A Class A2, 1.60% due 3/10/2025	1,965,505	1,926,775
	Santander Consumer Auto Receivables Trust,
[c]	Series 2020-AA Class B, 2.26% due 12/15/2025	518,719	517,173
[c]	Series 2020-AA Class C, 3.71% due 2/17/2026	1,940,000	1,917,551
[c]	Series 2020-BA Class A4 0.54% due 4/15/2025	1,133,324	1,124,526
	Santander Drive Auto Receivables Trust,
	Series 2019-1 Class D, 3.65% due 4/15/2025	274,461	273,974
	Series 2021-2 Class B, 0.59% due 9/15/2025	697,668	695,330
[c]	Tesla Auto Lease Trust, Series 2021-A Class A2, 0.36% due 3/20/2025	129,548	128,531
	Toyota Auto Receivables Owner Trust, Series 2020-D Class A3, 0.35% due 1/15/2025	803,878	787,509
	United Auto Credit Securitization Trust,
[c]	Series 2022-1 Class A, 1.11% due 7/10/2024	86,089	85,734
[c]	Series 2022-2 Class A, 4.39% due 4/10/2025	782,752	779,139
[c]	US Auto Funding, Series 2021-1A Class A, 0.79% due 7/15/2024	23,631	23,598
	Veros Auto Receivables Trust,
[c]	Series 2021-1 Class A, 0.92% due 10/15/2026	243,681	239,075
[c]	Series 2022-1 Class A, 3.47% due 12/15/2025	389,043	382,613
	Westlake Automobile Receivables Trust,
[c]	Series 2019-2A Class D, 3.20% due 11/15/2024	619,519	617,260
[c]	Series 2019-3A Class D, 2.72% due 11/15/2024	2,150,895	2,133,467
	World Omni Auto Receivables Trust,
	Series 2019-C Class A3, 1.96% due 12/16/2024	187,875	186,678
	Series 2020-C Class A3, 0.48% due 11/17/2025	1,765,982	1,717,142
	Series 2022-A Class A2, 1.15% due 4/15/2025	1,257,145	1,240,535
			46,674,222
	Credit Card — 1.5%
[c]	Brex Commercial Charge Card Master Trust, Series 2021-1 Class A, 2.09% due 7/15/2024	200,000	197,830
[c]	Continental Credit Card LLC, Series 2019-1A Class A, 3.83% due 8/15/2026	486,214	481,977
[c]	Mercury Financial Credit Card Master Trust, Series 2021-1A Class A, 1.54% due 3/20/2026	975,000	930,204
[c]	Mission Lane Credit Card Master Trust, Series 2021-A Class A, 1.59% due 9/15/2026	859,000	831,891
[c]	Perimeter Master Note Business Trust, Series 2019-2A Class C, 7.06% due 5/15/2024	500,000	489,021
	Synchrony Credit Card Master Note Trust, Series 2018-2 Class A, 3.47% due 5/15/2026	1,350,000	1,341,729
			4,272,652
	Other Asset Backed — 12.9%
	Affirm Asset Securitization Trust,
[c]	Series 2020-Z1 Class A, 3.46% due 10/15/2024	852,477	845,084
[c]	Series 2020-Z2 Class A, 1.90% due 1/15/2025	43,041	41,973
[c]	Series 2021-Z2 Class A, 1.17% due 11/16/2026	747,150	717,369
[c]	American Tower Trust 1, Series 13 Class 2A, 3.07% due 3/15/2048	2,000,000	1,988,802
[c]	Amur Equipment Finance Receivables VII LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	10,924	10,924
[c]	Amur Equipment Finance Receivables VIII LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	3,996	3,986
[c]	Amur Equipment Finance Receivables XI LLC, Series 2022-2A Class A1, 3.994% due 9/20/2023	697,089	695,690
	Aqua Finance Trust,
[c]	Series 2017-A Class A, 3.72% due 11/15/2035	408,170	402,404
[c]	Series 2019-A Class A, 3.14% due 7/16/2040	151,742	141,957
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	1,256,712	1,165,578
[c]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	35,424	34,567
[c]	BHG Securitization Trust, Series 2021-B Class A, 0.90% due 10/17/2034	108,803	102,247
[c]	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	53,747	51,353
[c]	CCG Receivables Trust, Series 2019-2 Class A2, 2.11% due 3/15/2027	41,376	41,318
	Conn’s Receivables Funding LLC,
[c]	Series 2021-A Class A, 1.05% due 5/15/2026	190	190
[c]	Series 2022-A Class A, 5.87% due 12/15/2026	2,313,125	2,309,425
[c]	Consumer Lending Receivables Trust, Series 2019-A Class C, 5.26% due 4/15/2026	200,621	199,908

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Consumer Loan Underlying Bond Credit Trust,
[c]	Series 2018-P3 Class C, 5.54% due 1/15/2026	$ 101,899	$ 101,847
[c]	Series 2019-P1 Class C, 4.66% due 7/15/2026	616,419	613,190
[c]	Series 2019-P2 Class C, 4.41% due 10/15/2026	507,516	504,405
[c]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	2,000,000	1,998,420
	Dell Equipment Finance Trust,
[c]	Series 2021-1 Class A2, 0.33% due 5/22/2026	6,028	6,015
[c]	Series 2021-2 Class A3, 0.53% due 12/22/2026	1,500,000	1,439,903
[c]	Series 2022-1 Class A2, 2.11% due 8/23/2027	534,815	528,155
	Dext ABS LLC,
[c]	Series 2020-1 Class A, 1.46% due 2/16/2027	33,262	32,803
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	64,452	61,513
[c]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	41,733	40,004
[c]	DLL LLC, Series 2019-DA1 Class A4, 2.92% due 4/20/2027	123,481	123,067
[c]	Encina Equipment Finance LLC, Series 2022-1A Class A1, 3.76% due 8/16/2027	162,068	159,218
	Foundation Finance Trust,
[c]	Series 2017-1A Class B, 4.14% due 7/15/2033	1,480,522	1,451,468
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	841,310	825,513
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	307,373	293,866
[c]	FREED ABS Trust, Series 2022-2CP Class A, 3.03% due 5/18/2029	131,894	131,063
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 5.338% (LIBOR 1 Month + 1.02%) due 7/15/2039	100,000	95,072
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	50,431	47,218
	John Deere Owner Trust, Series 2021-B Class A2, 0.25% due 6/17/2024	427,985	424,898
[c]	Kubota Credit Owner Trust, Series 2021-2A Class A2, 0.26% due 6/17/2024	580,468	573,389
[c]	LendingClub Receivables Trust, Series 2020-6A Class A, 2.75% due 11/15/2047	5,226	5,197
	LendingPoint Asset Securitization Trust,
[c]	Series 2012-B Class A, 4.77% due 10/15/2029	155,958	152,259
[c]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	114,757	112,580
[c]	Series 2021-B Class A, 1.11% due 2/15/2029	23,687	23,507
[c]	Series 2022-A Class A, 1.68% due 6/15/2029	179,416	177,666
[c]	Series 2022-C Class A, 6.56% due 2/15/2030	1,062,512	1,060,205
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	295,821	278,916
[c]	Series 2022-ST2 Class A, 3.25% due 4/15/2028	271,080	259,007
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	342,199	329,336
[c]	LL ABS Trust, Series 2021-1A Class A, 1.07% due 5/15/2029	390,818	376,921
[c]	LP LMS Asset Securitization Trust, Series 2021-2A Class A, 1.75% due 1/15/2029	105,579	102,035
	Mariner Finance Issuance Trust,
[c]	Series 2019-AA Class A, 2.96% due 7/20/2032	380,067	372,955
[c]	Series 2019-AA Class B, 3.51% due 7/20/2032	490,000	464,749
	Marlette Funding Trust,
[c]	Series 2019-1A Class C, 4.42% due 4/16/2029	111,584	110,950
[c]	Series 2019-4A Class C, 3.76% due 12/17/2029	720,779	707,976
[c]	Series 2021-1A Class B, 1.00% due 6/16/2031	362,703	358,466
[c]	Series 2021-3 Class A, 0.65% due 12/15/2031	99,676	98,563
[c]	Series 2022-3A Class A, 5.18% due 11/15/2032	417,487	413,865
	MMAF Equipment Finance LLC,
[c]	Series 2014-AA Class A5, 2.33% due 12/8/2025	82,899	82,875
[c]	Series 2017-AA Class A5, 2.68% due 7/16/2027	800,044	796,505
[c]	Mosaic Solar Loan Trust, Series 2018-1A Class C, Zero coupon due 6/22/2043	200,109	184,086
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class AT1, 1.426% due 8/15/2053	535,000	516,291
[c]	NRZ Advance Receivables Trust, Series 2020-T2 Class AT2, 1.475% due 9/15/2053	749,858	722,192
[c]	Oportun Funding LLC, Series 2022-1 Class A, 3.25% due 6/15/2029	356,735	350,565
	Pagaya AI Debt Selection Trust,
[c]	Series 2021-1 Class A, 1.18% due 11/15/2027	340,677	335,505
[c]	Series 2021-3 Class A, 1.15% due 5/15/2029	203,027	197,213
[c]	Pagaya AI Debt Trust, Series 2022-1 Class A, 2.03% due 10/15/2029	151,663	144,620
[c]	Pawnee Equipment Receivables LLC, Series 2020-1 Class A, 1.37% due 11/17/2025	70,318	69,433
	Prosper Marketplace Issuance Trust,
[c]	Series 2019-2A Class C, 5.05% due 9/15/2025	865,845	863,490
[c]	Series 2019-4A Class C, 4.95% due 2/17/2026	329,155	328,154
[c]	Prosper Pass-Thru Trust II, Series 2019-ST2 Class A 3.75% due 11/15/2025	464,032	457,774
	PSNH Funding LLC 3, Series 2018-1 Class A1, 3.094% due 2/1/2026	22,865	22,624
[a,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	548,000	523,609
[c]	SCF Equipment Leasing LLC, Series 2021-1A Class A2, 0.42% due 8/20/2026	3,420	3,420

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
[c]	SoFi Consumer Loan Program Trust, Series 2021-1 Class A, 0.49% due 9/25/2030	$ 285,388	$ 278,501
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	366,141	328,985
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	450,000	407,789
	Theorem Funding Trust,
[c]	Series 2021-1A Class A, 1.21% due 12/15/2027	313,074	307,308
[c]	Series 2022-3A Class A, 7.60% due 4/15/2029	941,680	941,484
[c]	Transportation Finance Equipment Trust, Series 2019-1 Class A4, 1.88% due 3/25/2024	413,920	410,440
	Upstart Pass-Through Trust,
[c]	Series 2020-ST1 Class A, 3.75% due 2/20/2028	56,616	55,477
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	97,626	95,358
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	37,378	36,433
[c]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	1,219,960	1,159,117
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	479,670	443,554
[c]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	467,483	432,552
	Upstart Securitization Trust,
[c]	Series 2020-2 Class A, 2.309% due 11/20/2030	419,500	411,423
[c]	Series 2021-1 Class A, 0.87% due 3/20/2031	4,486	4,473
[c]	Series 2021-2 Class A, 0.91% due 6/20/2031	28,147	27,667
[c]	Series 2021-4 Class A, 0.84% due 9/20/2031	552,829	535,005
	Verizon Owner Trust,
	Series 2020-A Class A1A, 1.85% due 7/22/2024	839,915	835,775
	Series 2020-B Class A, 0.47% due 2/20/2025	1,811,535	1,782,661
			37,701,313
	Student Loan — 2.4%
	Laurel Road Prime Student Loan Trust,
[c]	Series 2017-C Class A2B, 2.81% due 11/25/2042	902,398	882,908
[c]	Series 2019-A Class A2FX, 2.73% due 10/25/2048	401,858	390,058
[a]	National Collegiate Student Loan Trust, Series 2006-4 Class A4, 4.699% (LIBOR 1 Month + 0.31%) due 5/25/2032	341,191	322,873
	Navient Private Education Loan Trust,
[c]	Series 2014-AA Class A2A, 2.74% due 2/15/2029	12,065	12,037
[a,c]	Series 2014-AA Class A2B, 5.568% (LIBOR 1 Month + 1.25%) due 2/15/2029	10,608	10,606
[c]	Series 2017-A Class A2A, 2.88% due 12/16/2058	783,876	766,606
[a,c]	Series 2017-A Class A2B, 5.218% (LIBOR 1 Month + 0.90%) due 12/16/2058	27,716	27,676
[a,c]	Series 2018-BA Class A2B, 5.038% (LIBOR 1 Month + 0.72%) due 12/15/2059	60,710	59,958
[c]	Navient Private Education Refi Loan Trust, Series 2018-CA Class A2, 3.52% due 6/16/2042	753,882	739,106
	Navient Student Loan Trust,
[a,c]	Series 2016-6A Class A2, 5.139% (LIBOR 1 Month + 0.75%) due 3/25/2066	5,253	5,246
[a,c]	Series 2019-BA Class A2B, 5.298% (LIBOR 1 Month + 0.98%) due 12/15/2059	367,876	362,693
[a,c]	Nelnet Private Education Loan Trust, Series 2016-A Class A1A, 6.139% (LIBOR 1 Month + 1.75%) due 12/26/2040	1,694	1,694
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 5.189% (LIBOR 1 Month + 0.80%) due 12/26/2033	77,444	74,670
[a,c]	Series 2015-3A Class A2, 4.989% (LIBOR 1 Month + 0.60%) due 2/27/2051	28,543	27,920
[a,c]	Series 2021-DA Class AFL, 5.043% (LIBOR 1 Month + 0.69%) due 4/20/2062	167,871	162,161
[a,c]	Pennsylvania Higher Education Assistance Agency, Student Loan Trust, Series 2012-1A Class A1, 4.939% (LIBOR 1 Month + 0.55%) due 5/25/2057	13,275	12,748
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 5.639% (LIBOR 1 Month + 1.25%) due 7/25/2051	112,385	108,728
	SLM Student Loan Trust,
[a]	Series 2013-4 Class A, 4.939% (LIBOR 1 Month + 0.55%) due 6/25/2043	24,701	23,681
[a]	Series 2013-6 Class A3, 5.039% (LIBOR 1 Month + 0.65%) due 6/26/2028	153,015	146,550
	SMB Private Education Loan Trust,
[a,c]	Series 2015-C Class A3, 6.268% (LIBOR 1 Month + 1.95%) due 8/16/2032	240,566	241,005
[a,c]	Series 2016-A Class A2B, 5.818% (LIBOR 1 Month + 1.50%) due 5/15/2031	332,539	331,560
[a,c]	Series 2016-B Class A2B, 5.768% (LIBOR 1 Month + 1.45%) due 2/17/2032	366,517	363,813
[a,c]	Series 2017-A Class A2B, 5.218% (LIBOR 1 Month + 0.90%) due 9/15/2034	305,936	302,905
[a,c]	Series 2017-B Class A2B, 5.068% (LIBOR 1 Month + 0.75%) due 10/15/2035	565,463	557,513
[a,c]	Series 2018-B Class A2B, 5.038% (LIBOR 1 Month + 0.72%) due 1/15/2037	674,812	662,547
[a,c]	Series 2018-C Class A2B, 5.068% (LIBOR 1 Month + 0.75%) due 11/15/2035	160,614	157,663
[a,c]	SoFi Professional Loan Program LLC, Series 2017-A Class A1, 5.089% (LIBOR 1 Month + 0.70%) due 3/26/2040	8,098	8,036
	Towd Point Asset Trust,
[a,c]	Series 2018-SL1 Class A, 4.989% (LIBOR 1 Month + 0.60%) due 1/25/2046	106,581	105,999
[a,c]	Series 2021-SL1 Class A2, 5.053% (LIBOR 1 Month + 0.70%) due 11/20/2061	167,787	164,841
			7,033,801
	Total Asset Backed Securities (Cost $96,421,827)		95,681,988

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Corporate Bonds — 37.1%
	Automobiles & Components — 2.1%
	Auto Components — 0.6%
[b,c]	Toyota Industries Corp., 3.235% due 3/16/2023	$1,750,000	$ 1,742,668
	Automobiles — 1.5%
[c]	Hyundai Capital America, 2.375% due 2/10/2023	2,300,000	2,293,008
	Mercedes-Benz Finance North America LLC,
[c]	3.70% due 5/4/2023	1,250,000	1,242,837
[c]	5.50% due 11/27/2024	1,000,000	1,005,810
			6,284,323
	Banks — 0.4%
	Banks — 0.4%
[a,b]	Credit Suisse AG, 4.495% (SOFRINDX + 0.38%) due 8/9/2023	300,000	293,433
	HSBC USA, Inc., 3.75% due 5/24/2024	750,000	736,065
			1,029,498
	Capital Goods — 1.3%
	Aerospace & Defense — 0.5%
	Boeing Co.,
	2.80% due 3/1/2023	600,000	597,174
	4.508% due 5/1/2023	1,000,000	996,720
	Industrial Conglomerates — 0.5%
	Lennox International, Inc., 3.00% due 11/15/2023	1,425,000	1,397,783
	Machinery — 0.3%
[a]	Caterpillar Financial Services Corp., 4.405% (SOFR + 0.25%) due 5/17/2024	950,000	943,749
			3,935,426
	Commercial & Professional Services — 1.9%
	Automobiles — 1.0%
	Daimler Trucks Finance North America LLC,
[a,c]	4.664% (SOFR + 1.00%) due 4/5/2024	945,000	941,598
[a,c]	4.918% (SOFR + 0.60%) due 12/14/2023	2,100,000	2,089,458
	Commercial Services & Supplies — 0.9%
	Quanta Services, Inc., 0.95% due 10/1/2024	1,550,000	1,426,558
	Waste Management, Inc., 2.40% due 5/15/2023	1,250,000	1,237,887
			5,695,501
	Consumer Services — 0.4%
	Hotels, Restaurants & Leisure — 0.4%
	Hyatt Hotels Corp., 1.30% due 10/1/2023	125,000	121,202
[a]	Starbucks Corp., 4.548% (SOFRINDX + 0.42%) due 2/14/2024	949,000	942,993
			1,064,195
	Diversified Financials — 3.7%
	Capital Markets — 1.0%
	Ares Capital Corp., 4.20% due 6/10/2024	1,250,000	1,206,887
	Sixth Street Specialty Lending, Inc., 3.875% due 11/1/2024	2,000,000	1,925,940
	Diversified Financial Services — 2.7%
[c]	Antares Holdings LP, 6.00% due 8/15/2023	779,000	765,344
[a]	Citigroup, Inc., 0.776% (SOFR + 0.69%) due 10/30/2024	1,250,000	1,199,350
	Deutsche Bank AG,
[a,b]	5.966% (LIBOR 3 Month + 1.23%) due 2/27/2023	100,000	100,058
[a,b]	Series E, 4.603% (SOFR + 0.50%) due 11/8/2023	150,000	148,779
[a]	Goldman Sachs Group, Inc., 4.374% (SOFR + 0.49%) due 10/21/2024	1,750,000	1,719,812
[a,b]	HSBC Holdings plc, 3.95% (LIBOR 3 Month + 0.99%) due 5/18/2024	1,000,000	991,440
[a,b]	Mizuho Financial Group, Inc., 5.387% (LIBOR 3 Month + 0.63%) due 5/25/2024	1,675,000	1,664,431
[a]	Morgan Stanley, 0.529% (SOFR + 0.46%) due 1/25/2024	1,250,000	1,242,288
			10,964,329
	Energy — 3.2%
	Oil, Gas & Consumable Fuels — 3.2%
	Buckeye Partners LP, 4.15% due 7/1/2023	1,000,000	986,480

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
[a,b]	Enbridge, Inc., 4.56% (SOFR + 0.40%) due 2/17/2023	$1,500,000	$ 1,496,910
	Energy Transfer L.P. / Regency Energy Finance Corp., 4.50% due 11/1/2023	1,500,000	1,487,010
[c]	Gray Oak Pipeline LLC, 2.00% due 9/15/2023	1,350,000	1,310,971
	Kinder Morgan Energy Partners LP, 3.45% due 2/15/2023	657,000	655,528
	Kinder Morgan, Inc., 3.15% due 1/15/2023	1,566,000	1,564,685
[b]	Petroleos Mexicanos, 4.625% due 9/21/2023	1,000,000	983,020
	Williams Cos., Inc., 4.30% due 3/4/2024	750,000	740,160
			9,224,764
	Food & Staples Retailing — 0.4%
	Food & Staples Retailing — 0.4%
[c]	7-Eleven, Inc., 0.625% due 2/10/2023	1,177,000	1,170,373
			1,170,373
	Food, Beverage & Tobacco — 1.3%
	Beverages — 0.2%
[b]	Diageo Capital plc, 2.625% due 4/29/2023	442,000	437,726
	Food Products — 1.1%
[b,c]	Barry Callebaut Services NV, 5.50% due 6/15/2023	2,000,000	1,989,460
[b,c]	Danone SA, 2.589% due 11/2/2023	1,350,000	1,320,772
			3,747,958
	Health Care Equipment & Services — 1.4%
	Health Care Equipment & Supplies — 0.7%
	Baxter International, Inc.,
[a]	4.495% (SOFRINDX + 0.26%) due 12/1/2023	1,000,000	991,810
[a]	4.654% (SOFRINDX + 0.44%) due 11/29/2024	1,000,000	980,490
	Health Care Providers & Services — 0.7%
	Elevance Health, Inc., 0.45% due 3/15/2023	750,000	743,325
	Humana, Inc., 0.65% due 8/3/2023	1,509,000	1,471,547
			4,187,172
	Insurance — 4.0%
	Insurance — 4.0%
[a,c]	Equitable Financial Life Global Funding, 4.082% (SOFR + 0.39%) due 4/6/2023	1,522,000	1,520,995
[c]	Fairfax U.S., Inc., 4.875% due 8/13/2024	850,000	831,317
	Loews Corp., 2.625% due 5/15/2023	1,121,000	1,110,216
[a,c]	Metropolitan Life Global Funding I, 4.012% (SOFR + 0.32%) due 1/7/2024	1,037,000	1,031,421
[a,c]	Pacific Life Global Funding II, 5.123% (SOFRINDX + 0.80%) due 3/30/2025	235,000	230,204
[c]	Principal Life Global Funding II, 0.50% due 1/8/2024	1,500,000	1,430,445
[c]	Protective Life Global Funding, 1.082% due 6/9/2023	2,225,000	2,186,663
[c]	Reliance Standard Life Global Funding II, 3.85% due 9/19/2023	601,000	592,520
[c]	Security Benefit Global Funding, 1.25% due 5/17/2024	1,400,000	1,312,598
	Willis North America, Inc., 3.60% due 5/15/2024	1,500,000	1,459,770
			11,706,149
	Materials — 1.3%
	Chemicals — 0.6%
	Celanese US Holdings LLC, 5.90% due 7/5/2024	1,500,000	1,499,205
[b,c]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.949% due 4/24/2023	260,000	162,383
	Containers & Packaging — 0.7%
	Ball Corp., 4.00% due 11/15/2023	2,053,000	2,017,750
			3,679,338
	Media & Entertainment — 0.4%
	Media — 0.4%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.00% due 3/1/2023	1,250,000	1,245,963
			1,245,963
	Pharmaceuticals, Biotechnology & Life Sciences — 2.3%
	Life Sciences Tools & Services — 0.8%
	Thermo Fisher Scientific, Inc.,
[a]	4.16% (SOFRINDX + 0.35%) due 4/18/2023	1,050,000	1,048,866
[a]	4.20% (SOFRINDX + 0.39%) due 10/18/2023	1,300,000	1,293,760

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Pharmaceuticals — 1.5%
[a,b]	AstraZeneca plc, 5.315% (LIBOR 3 Month + 0.67%) due 8/17/2023	$ 240,000	$ 239,976
[a,c]	Bayer US Finance II LLC, 5.779% (LIBOR 3 Month + 1.01%) due 12/15/2023	1,500,000	1,500,075
	Mylan, Inc., 4.20% due 11/29/2023	1,673,000	1,655,233
[a,c]	Roche Holdings, Inc., 4.615% (SOFR + 0.33%) due 9/11/2023	850,000	848,572
			6,586,482
	Real Estate — 0.7%
	Equity Real Estate Investment Trusts — 0.7%
	American Tower Corp., 3.50% due 1/31/2023	1,500,000	1,498,305
[c]	SBA Tower Trust, 2.836% due 1/15/2050	500,000	471,259
			1,969,564
	Retailing — 0.6%
	Multiline Retail — 0.3%
	Dollar General Corp., 4.25% due 9/20/2024	1,000,000	987,000
	Specialty Retail — 0.3%
	Lowe’s Cos., Inc., 4.40% due 9/8/2025	800,000	789,336
			1,776,336
	Semiconductors & Semiconductor Equipment — 0.9%
	Semiconductors & Semiconductor Equipment — 0.9%
[a]	QUALCOMM, Inc., 5.145% (LIBOR 3 Month + 0.73%) due 1/30/2023	911,000	911,228
[b,c]	SK Hynix, Inc., 1.00% due 1/19/2024	700,000	663,404
	Skyworks Solutions, Inc., 0.90% due 6/1/2023	1,000,000	979,530
			2,554,162
	Software & Services — 0.4%
	Information Technology Services — 0.3%
[b]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	1,000,000	956,790
	Software — 0.1%
	Oracle Corp., 2.625% due 2/15/2023	192,000	191,353
			1,148,143
	Technology Hardware & Equipment — 0.1%
	Technology Hardware, Storage & Peripherals — 0.1%
[b]	Lenovo Group Ltd., 4.75% due 3/29/2023	250,000	249,425
			249,425
	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.1%
[a]	AT&T, Inc., 4.963% (SOFRINDX + 0.64%) due 3/25/2024	750,000	746,213
[b]	British Telecommunications plc, 4.50% due 12/4/2023	1,075,000	1,065,346
	NTT Finance Corp.,
[b,c]	0.373% due 3/3/2023	1,000,000	992,510
[b,c]	4.142% due 7/26/2024	500,000	492,025
	Wireless Telecommunication Services — 0.4%
	Sprint LLC, 7.875% due 9/15/2023	750,000	761,198
	T-Mobile USA, Inc., 2.25% due 2/15/2026	500,000	455,360
			4,512,652
	Transportation — 0.7%
	Air Freight & Logistics — 0.2%
	Ryder System, Inc., 3.875% due 12/1/2023	750,000	739,508
	Transportation Infrastructure — 0.5%
[c]	Penske Truck Leasing Co. Lp/PTL Finance Corp., 2.70% due 3/14/2023	1,418,000	1,410,839
			2,150,347
	Utilities — 8.1%
	Electric Utilities — 7.3%
[c]	Alexander Funding Trust, 1.841% due 11/15/2023	431,000	407,364
[c]	Alliant Energy Finance LLC, 3.75% due 6/15/2023	188,000	186,505
[b,c]	Ausgrid Finance Pty Ltd., 3.85% due 5/1/2023	1,600,000	1,591,248
	Cleveland Electric Illuminating Co., 5.50% due 8/15/2024	1,000,000	1,004,340
[a]	Dominion Energy, Inc., Series D, 5.299% (LIBOR 3 Month + 0.53%) due 9/15/2023	225,000	224,591

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	DTE Energy Co., 4.22% due 11/1/2024	$ 907,000	$ 892,515
[a]	Duke Energy Corp., 4.534% (SOFR + 0.25%) due 6/10/2023	1,385,000	1,379,889
	Evergy Metro, Inc., 3.15% due 3/15/2023	1,000,000	997,230
[a]	Eversource Energy, Series T, 4.389% (SOFRINDX + 0.25%) due 8/15/2023	1,500,000	1,491,600
[a]	Mississippi Power Co., Series A, 4.623% (SOFR + 0.30%) due 6/28/2024	750,000	733,590
[a]	National Rural Utilities Cooperative Finance Corp., 4.493% (SOFR + 0.40%) due 8/7/2023	250,000	249,145
	NextEra Energy Capital Holdings, Inc.,
	4.255% due 9/1/2024	750,000	740,970
[a]	4.465% (SOFRINDX + 0.40%) due 11/3/2023	1,113,000	1,108,559
[a]	5.342% (SOFRINDX + 1.02%) due 3/21/2024	375,000	374,591
	OGE Energy Corp., 0.703% due 5/26/2023	725,000	712,059
	Pacific Gas & Electric Co., 4.25% due 8/1/2023	1,550,000	1,537,058
	PPL Electric Utilities Corp.,
[a]	4.653% (SOFR + 0.33%) due 6/24/2024	895,000	883,383
[a]	4.974% (LIBOR 3 Month + 0.25%) due 9/28/2023	200,000	198,698
	Public Service Enterprise Group, Inc., 0.841% due 11/8/2023	1,390,000	1,338,792
	Southern California Edison Co.,
	Series C, 4.20% due 6/1/2025	230,000	225,391
	Series D, 3.40% due 6/1/2023	1,400,000	1,388,688
	Series J, 0.70% due 8/1/2023	1,000,000	973,520
[a]	Southern Co., Series 2021, 4.49% (SOFRINDX + 0.37%) due 5/10/2023	1,300,000	1,295,671
	Vistra Operations Co. LLC,
[c]	3.55% due 7/15/2024	500,000	479,825
[c]	4.875% due 5/13/2024	1,000,000	979,210
	Gas Utilities — 0.8%
[a]	Atmos Energy Corp., 5.103% (LIBOR 3 Month + 0.38%) due 3/9/2023	170,000	169,884
[a]	CenterPoint Energy Resources Corp., 5.279% (LIBOR 3 Month + 0.50%) due 3/2/2023	839,000	838,614
	Entergy New Orleans LLC, 3.90% due 7/1/2023	1,250,000	1,240,513
			23,643,443
	Total Corporate Bonds (Cost $108,963,790)		108,525,543
	Long-Term Municipal Bonds — 0.0%
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	30,000	29,625
	2.631% due 6/15/2024	25,000	24,138
	Total Long-Term Municipal Bonds (Cost $55,000)		53,763
	Short-Term Investments — 16.7%
	Mutual Fund — 10.5%
[d]	Thornburg Capital Management Fund	3,073,900	30,739,003
	Total Mutual Fund (Cost $30,739,003)		30,739,003
	U.S. Treasury Securities — 3.6%
	United States Treasury Bill,
	3.098% due 1/19/2023	500,000	499,195
	3.979% due 2/16/2023	1,000,000	995,027
	United States Treasury Notes, 0.125% due 3/31/2023	9,000,000	8,905,430
	Total U.S. Treasury Securities (Cost $10,399,996)		10,399,652
	Commercial Paper — 2.6%
[c]	Black Hills Corp., 5.049% due 2/9/2023	1,125,000	1,118,967
[b,c]	Electricite de France SA, 5.062% due 1/30/2023	1,250,000	1,244,996
[c]	Marriott International, Inc., 4.837% due 1/25/2023	2,500,000	2,492,083
[c]	Newell Brands, Inc., 5.50% due 1/23/2023	1,500,000	1,495,032
[c]	Spire, Inc., 4.996% due 2/7/2023	1,400,000	1,392,949
	Total Commercial Paper (Cost $7,744,027)		7,744,027
	Total Short-Term Investments (Cost $48,883,026)		48,882,682
	Total Investments — 97.5% (Cost $286,988,620)		$285,507,341
	Other Assets Less Liabilities — 2.5%		7,401,497

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2022 (Unaudited)

Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
Net Assets — 100.0%		$292,908,838

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $122,222,703, representing 41.73% of the Fund’s net assets.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/22	Dividend Income
Thornburg Capital Mgmt. Fund	$23,148,493	$115,129,405	$(107,538,895)	$-	$-	$30,739,003	$409,117